Financial Instruments - Summary of Carrying and Fair Values of Financial Instruments that are not Reported at Fair Value (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018
Financial Assets
Non-current trade receivables	€ 2,209	€ 2,117	[1]
Other non-current assets	262	293	[1]
Short-term investments	0	0	[1]
Cash and cash equivalents	30,018	17,234	[1]	€ 39,338	€ 40,542
Financial Liabilities
Bank loans	0	37		229
Finance lease liabilities	2,632	3,602		€ 4,134
RCAs liability	6,213	4,590
Financial liabilities at amortized cost [member]
Financial Assets
Trade receivables and other current assets		615
Financial Liabilities
Bank loans	0	37
Finance lease liabilities		3,602
Lease liabilities	2,632
RCAs liability	6,213	4,590
Trade payables	6,611	4,736
Trade payables and other current liabilities	6,611	4,736
Total	15,456	12,965
Financial assets at amortized cost [member]
Financial Assets
Non-current trade receivables	2,209	2,117
Other non-current assets	262	293
Trade receivables and other current assets	668	615
Short-term investments	0	0
Cash and cash equivalents	30,018	17,234
Total	33,157	20,259
At fair value [member]
Financial Assets
Non-current trade receivables	2,209	2,117
Other non-current assets	262	293
Trade receivables and other current assets	668
Short-term investments	0	0
Cash and cash equivalents	30,018	17,234
Total	33,157	20,259
Financial Liabilities
Bank loans	0	37
Finance lease liabilities		3,602
Lease liabilities	2,632
RCAs liability	6,213	4,590
Trade payables	6,611	4,736
Trade payables and other current liabilities	6,611	4,736
Total	€ 15,456	€ 12,965

[1]	For information on voluntary change in accounting policy, see note 5.2.16.